Leases (Tables)	6 Months Ended
Oct. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2025 (remainder)	321
2026	639
2027	632
2028	632
2029	583
More than 5 years	1,780
Total minimum lease payments	4,587
Less: imputed interest	(960)
Total present value of minimum lease payments	3,627
Less: Current portion	(421)
Non-current portion	3,206

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as at October 31, 2025 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.2 - 8.2 years	6.1 years	1	—	3	3
Lab equipment	2	4.3 - 4.3 years	4.4 years	—	2	2	2
Automobiles	4	1.2 - 4 years	3.2 years	—	—	4	4

Schedule of Changes in the Value of Right-of-Use Assets

The changes in the value of right-of-use assets during the six months ended October 31, 2025 and the year ended April 30, 2025 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2024	15,144	165	—	15,309
Additions	210	207	578	995
Disposals	—	(99)	—	(99)
Foreign exchange	820	18	—	838
Balance, April 30, 2025	16,174	291	578	17,043
Additions	—	—	161	161
Reclassified Europe B.V. sale	(12,733)	—	—	(12,733)
Reclassified to fixed assets	—	—	(336)	(336)
Disposals	—	(32)	—	(32)
Foreign exchange	92	8	—	100
Balance, October 31, 2025	3,533	267	403	4,203

Accumulated Depreciation:
Balance, April 30, 2024	1,831	112	—	1,943
Depreciation	1,922	67	13	2,002
Disposals	—	(99)	—	(99)
Foreign exchange	158	7	—	165
Balance, April 30, 2025	3,911	87	13	4,011
Reclassified Europe B.V. sale	(3,262)	—	—	(3,262)
Depreciation	166	27	41	234
Disposals	—	(32)	—	(32)
Foreign exchange	13	1	—	14
Balance, October 31, 2025	828	83	54	965

Net Book Value:
April 30, 2025	12,263	204	565	13,032
October 31, 2025	2,705	184	349	3,238

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the six months ended October 31, 2025 and 2024 are as follows:

(in thousands)	2025 $	2024 $
Leases of low value assets	12	7
Variable lease payments	241	281
	253	288